UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-7529

 NAME OF REGISTRANT:                     Asian Small Companies Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


Asian Small Companies Portfolio
--------------------------------------------------------------------------------------------------------------------------
 CTRIP.COM INTERNATIONAL, LTD.                                                               Agenda Number:  932584508
--------------------------------------------------------------------------------------------------------------------------
        Security:  22943F100
    Meeting Type:  Annual
    Meeting Date:  17-Oct-2006
          Ticker:  CTRP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     THAT A DISTRIBUTION OF 30% OF THE COMPANY S               Mgmt          No vote
       NET INCOME FOR 2006 (AS DETERMINED IN ACCORDANCE
       WITH THE GENERALLY ACCEPTED ACCOUNTING PRINCIPLES
       IN THE UNITED STATES AND REPORTED IN THE AUDITED
       CONSOLIDATED FINANCIAL STATEMENTS OF THE COMPANY
       FOR THE YEAR ENDING DECEMBER 31, 2006) TO THE
       SHAREHOLDERS AS DIVIDENDS, ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

S2     THAT THE ARTICLES OF ASSOCIATION OF THE COMPANY           Mgmt          No vote
       BE AMENDED IN THE FORM ATTACHED TO THE NOTICE
       OF THE ANNUAL GENERAL MEETING AS EXHIBIT A.




--------------------------------------------------------------------------------------------------------------------------
 CTRIP.COM INTERNATIONAL, LTD.                                                               Agenda Number:  932699575
--------------------------------------------------------------------------------------------------------------------------
        Security:  22943F100
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2007
          Ticker:  CTRP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     THAT A DISTRIBUTION OF 30% OF THE COMPANYS                Mgmt          No vote
       NET INCOME FOR 2007 (AS DETERMINED IN ACCORDANCE
       WITH THE GENERALLY ACCEPTED ACCOUNTING PRINCIPLES
       IN THE UNITED STATES AND REPORTED IN THE AUDITED
       CONSOLIDATED FINANCIAL STATEMENTS OF THE COMPANY
       FOR THE YEAR ENDING DECEMBER 31, 2007) TO THE
       SHAREHOLDERS OF THE COMPANY, ALL AS MORE FULLY
       DESCRIBED IN THE PROXY STATEMENT.

O2     THAT THE COMPANY S 2007 SHARE INCENTIVE PLAN,             Mgmt          No vote
       UNDER WHICH, SUBJECT TO OTHER PROVISIONS OF
       THE PLAN, THE MAXIMUM AGGREGATE NUMBER OF SHARES
       (CAPITALIZED TERMS HEREIN WILL HAVE THE MEANINGS
       DEFINED IN THE PLAN UNLESS STATED OTHERWISE)
       WHICH MAY BE ISSUED PURSUANT TO ALL AWARDS,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Asian Small Companies Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/28/2007